Note 10 - Intangible Assets	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
10.	Intangible assets

The following table summarizes the gross value, accumulated amortization and net carrying value of the Company’s indefinite life and finite life intangible assets:

December 31, 2021	Gross
	carrying	Accumulated
	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,804	-	23,804
	$53,004	$-	$53,004
Finite life intangible assets:
Customer lists and relationships	$352,860	$152,026	$200,834
Investment management contracts	270,600	85,012	185,588
Mortgage servicing rights ("MSRs")	147,878	41,455	106,423
Franchise rights	1,185	1,092	93
Trademarks and trade names	12,600	4,861	7,739
Management contracts and other	17,606	11,057	6,549
Backlog	2,400	800	1,600
	$805,129	$296,303	$508,826
	$858,133	$296,303	$561,830

	Gross
December 31, 2020	carrying	Accumulated
	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	24,096	-	24,096
	$53,296	$-	$53,296
Finite life intangible assets:
Customer lists and relationships	$345,511	$123,368	$222,143
Investment management contracts	270,600	60,723	209,877
Mortgage servicing rights ("MSRs")	114,909	13,121	101,788
Franchise rights	5,630	5,322	308
Trademarks and trade names	14,803	4,355	10,448
Management contracts and other	20,813	12,406	8,407
Backlog	16,307	12,244	4,063
	$788,573	$231,539	$557,034
	$841,869	$231,539	$610,330

MSR intangible assets represent the carrying value of servicing assets in the Americas segment. The MSR asset is being amortized over the estimated period that the net servicing income is expected to be received.

The MSR assets are evaluated quarterly for impairment by stratifying the servicing portfolio according to predominant risk characteristics, primarily investor type and interest rate. An impairment is recorded if the carrying value of an individual stratum exceeds its estimated fair value. There was no impairment recorded for the twelve-month period ended December 31, 2021.

The following table summarizes activity related to the Company’s mortgage servicing rights for the year ended December 31, 2021.

	2021	2020
Balance, January 1	$101,788	$-
Recognized on business acquisitions		99,900
Additions, following the sale of loan	32,969	15,009
Amortization	(15,682)	(8,553)
Prepayments and write-offs	(12,652)	(4,568)
Balance, December 31	$106,423	$101,788

During the year ended December 31, 2021, the Company acquired the following intangible assets:

		Estimated
		weighted
		average
		amortization
	Amount	period (years)
Finite life intangible assets:
Customer lists and relationships	$18,918	9.7
Trademarks and trade names - finite life	700	2.0
Customer backlog	2,820	0.5
Other	900	5.0
	$23,338	8.2

The table above includes $2,208 related to assets acquired that do not constitute a business under US GAAP.

The following is the estimated future expense for amortization of the recorded MSRs and other intangible assets for each of the next five years and thereafter:

For the year ended December 31,	MSRs	Other Intangibles	Total
2022	$14,063	$65,044	$79,107
2023	12,760	59,840	72,600
2024	11,973	51,671	63,644
2025	11,035	36,895	47,930
2026	9,892	37,621	47,513
Thereafter	46,700	151,332	198,032
	$106,423	$402,403	$508,826